Fair Value Measurement - Summary of Valuation Technique, Unobservable Inputs and Qualitative Information of Assets and Liabilities Measured at Fair Value on Non-recurring Basis (Details)	9 Months Ended	24 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Impaired Loans
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Valuation Technique		Appraisals
Impact to Valuation from an Increased or Higher Input Value		Decrease
Impaired Loans | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Appraisal adjustments, sales costs and other discount adjsutments for market conditions		6.00%
Impaired Loans | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Appraisal adjustments, sales costs and other discount adjsutments for market conditions		10.00%
Asset Held For Sale
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Valuation Technique		List price, contract price
Appraisal adjustments, sales costs and other discount adjsutments for market conditions		7.00%
Impact to Valuation from an Increased or Higher Input Value		Decrease
Other Real Estate Owned
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Valuation Technique		Appraisals
Impact to Valuation from an Increased or Higher Input Value		Decrease
Other Real Estate Owned | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Appraisal adjustments, sales costs and other discount adjsutments for market conditions		7.00%
Other Real Estate Owned | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Appraisal adjustments, sales costs and other discount adjsutments for market conditions		20.00%
Level 3 | Fair Value Measurements, Non-recurring | Impaired Loans
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Valuation Technique	Appraisals
Impact to Valuation from an Increased or Higher Input Value	Decrease
Level 3 | Fair Value Measurements, Non-recurring | Impaired Loans | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Appraisal adjustments, sales costs and other discount adjsutments for market conditions	6.00%
Level 3 | Fair Value Measurements, Non-recurring | Impaired Loans | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Appraisal adjustments, sales costs and other discount adjsutments for market conditions	10.00%
Level 3 | Fair Value Measurements, Non-recurring | Asset Held For Sale
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Valuation Technique	List price, contract price
Appraisal adjustments, sales costs and other discount adjsutments for market conditions	7.00%
Impact to Valuation from an Increased or Higher Input Value	Decrease
Level 3 | Fair Value Measurements, Non-recurring | Other Real Estate Owned
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Valuation Technique	Appraisals
Impact to Valuation from an Increased or Higher Input Value	Decrease
Level 3 | Fair Value Measurements, Non-recurring | Other Real Estate Owned | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Appraisal adjustments, sales costs and other discount adjsutments for market conditions	7.00%
Level 3 | Fair Value Measurements, Non-recurring | Other Real Estate Owned | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Appraisal adjustments, sales costs and other discount adjsutments for market conditions	20.00%